Business Acquisitions - Schedule of Purchase Price of Each Transaction (Parenthetical) (Detail) - USD ($) $ in Thousands	Oct. 15, 2015	Jun. 15, 2015	Jun. 30, 2016
Ingrid Knutsen [Member]
Business Acquisition [Line Items]
Cash consideration paid to KNOT	$ 10,472
Purchase price adjustments	2,391
Total purchase consideration	12,863
Vessels and equipment	$ 115,000
Dan Sabia [Member]
Business Acquisition [Line Items]
Cash consideration paid to KNOT		$ 38,531
Purchase price adjustments		2,655
Total purchase consideration		41,186
Vessels and equipment		$ 103,389
Dry Docking [Member] | Ingrid Knutsen [Member]
Business Acquisition [Line Items]
Vessels and equipment			$ 1,263
Dry Docking [Member] | Dan Sabia [Member]
Business Acquisition [Line Items]
Vessels and equipment			$ 389